Aetna Variable Capital Appreciation Portfolio
Portfolio of Investments - December 31, 1996
================================================================================
                                                   Number
                                                     of             Market
                                                   Shares           Value
                                                  ---------        --------
COMMON STOCKS (96.1%)

Aerospace and Defense (9.6%)
Boeing Co. .................................        1,700        $  180,837
General Motors - Class H ...................        2,500           140,625
United Technologies Corp. ..................        2,700           178,199
                                                                 ----------
                                                                    499,661
                                                                 ----------
Apparel (2.4%)
Fruit of the Loom, Inc. + ..................        3,300           124,988
                                                                 ----------
Autos and Auto Equipment (4.6%)
Ford Motor Co. .............................        4,800           153,000
General Motors Corp. .......................        1,500            83,625
                                                                 ----------
                                                                    236,625
                                                                 ----------
Banks (4.8%)
Bank of Boston Corp. .......................        1,400            89,950
Wells Fargo & Co. ..........................          600           161,850
                                                                 ----------
                                                                    251,800
                                                                 ----------
Building Materials and Construction (0.5%)
Centex Corp. ...............................          700            26,338
                                                                 ----------
Chemicals (2.4%)
Olin Corp. .................................        3,300           124,163
                                                                 ----------
Computers and Office Equipment (1.5%)
International Business Machines, Inc. ......          500            75,500
                                                                 ----------
Diversified (2.8%)
Deere & Co. ................................        3,600           146,250
                                                                 ----------
Electrical and Electronics (9.2%)
Hewlett Packard Co. ........................        1,800            90,450
Intel Corp. ................................        1,600           209,499
Motorola, Inc. .............................        2,900           177,987
                                                                 ----------
                                                                    477,936
                                                                 ----------
Electrical Equipment (2.2%)
Avnet, Inc. ................................        2,000           116,500
                                                                 ----------
Financial Services (10.8%)
Chase Manhattan Corp. ......................        1,300           116,025
Franklin Resources, Inc. ...................        1,700           116,238
Salomon, Inc. ..............................        2,900           136,663
Travelers Group, Inc. ......................        4,200           190,574
                                                                 ----------
                                                                    559,500
                                                                 ----------
Foods and Beverages (4.3%)
Anheuser-Busch Co., Inc. ...................        3,300           132,000
Heinz (H.J.) Co. ...........................        2,500            89,375
                                                                 ----------
                                                                    221,375
                                                                 ----------
Insurance (2.3%)
PartnerRe Ltd. .............................        3,500           119,000
                                                                 ----------
Metals and Mining (6.5%)
Aluminum Co. of America ....................        1,600           102,000
Phelps Dodge Corp. .........................        1,600           108,000
Reynolds Metals Co. ........................        2,300           129,663
                                                                 ----------
                                                                    339,663
                                                                 ----------

                                              See Notes to Financial Statements.

Aetna Variable Capital Appreciation Portfolio
Portfolio of Investments - December 31, 1996
================================================================================
                                                   Number
                                                     of             Market
                                                   Shares           Value
                                                  ---------        --------
Oil and Gas (13.7%)
Atlantic Richfield Co. .....................        1,300        $  172,250
Burlington Resources, Inc. .................        2,400           120,900
Mobil Corp. ................................        1,100           134,475
Pennzoil Co. ...............................        2,600           146,900
Schlumberger Ltd. ..........................        1,400           139,825
                                                                 ----------
                                                                    714,350
                                                                 ----------
Paper and Containers (4.0%)
James River Corp. of Virginia ..............        2,600            86,125
Mead Corp. .................................        2,100           122,063
                                                                 ----------
                                                                    208,188
                                                                 ----------
Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co. ...................        1,100           119,625
Pharmacia & Upjohn, Inc. ...................        2,100            83,213
                                                                 ----------
                                                                    202,838
                                                                 ----------
Telecommunications (2.3%)
Ameritech Corp. ............................        2,000           121,250
                                                                 ----------
Transportation (5.6%)
Burlington Northern Santa Fe Corp. .........        1,600           138,200
Federal Express Corp. + ....................        3,400           151,300
                                                                 ----------
                                                                    289,500
                                                                 ----------
Utilities - Telephone (2.7%)
BellSouth Corp. ............................        3,500           141,313
                                                                 ----------
Total Common Stocks (cost $4,894,349)                             4,996,738
                                                                 ----------

                                                  Principal         Market
                                                   Amount           Value
                                                  ---------        --------
SHORT-TERM INVESTMENTS (4.1%)
Federal Home Loan Mortgage Corp.,
  Mortgage-Backed Securities, 5.40%,
  01/02/97 .................................     $211,000        $  211,000
                                                                 ----------
Total Short-Term Investments (cost
  $211,000) ................................                        211,000
                                                                 ----------
TOTAL INVESTMENTS (cost $5,105,349)(a) .....                      5,207,738
Other assets less liabilities ..............                         (6,125)
                                                                 ----------
Total Net Assets ...........................                     $5,201,613
                                                                 ==========


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at December 31, 1996, are as follows:

Unrealized gains .......................................      $138,329
Unrealized losses ......................................       (35,940)
                                                              =========
  Net unrealized gain ..................................      $102,389
                                                              =========
+ Non-income producing security.

Category percentages are based on net assets.

                                              See Notes to Financial Statements.

Aetna Variable Capital Appreciation Portfolio
Statement of Assets and Liabilities
December 31, 1996
================================================================================


Assets:
Investments, at market value ................................       $ 5,207,738
Cash ........................................................                56
Receivable for:
  Dividends and interest ....................................             3,798
                                                                    -----------
         Total assets .......................................         5,211,592
                                                                    -----------
Liabilities:
Payable for:
  Dividends to shareholders .................................             8,160
Accrued investment advisory fees ............................             1,455
Accrued administrative service fees .........................               364
                                                                    -----------
         Total liabilities ..................................             9,979
                                                                    -----------
NET ASSETS ..................................................       $ 5,201,613
                                                                    ===========
Net assets represented by:
Paid-in capital .............................................       $ 5,100,000
Net unrealized gain on investments ..........................           102,389
Distributions in excess of net investment income ............              (776)
                                                                    -----------
NET ASSETS ..................................................       $ 5,201,613
                                                                    ===========

Shares authorized ...........................................         Unlimited
Par value ...................................................       $     0.001
Shares outstanding ..........................................           510,000
Net asset value per share
 (net assets divided by shares outstanding) .................       $    10.199

Cost of investments .........................................       $ 5,105,349

See Notes to Financial Statements.

Aetna Variable Capital Appreciation Portfolio
Statement of Operations
Period from December 13, 1996 to December 31, 1996
================================================================================


Investment Income:
Dividends .........................................................     $  3,798
Interest ..........................................................        5,405
                                                                        --------
         Total investment income ..................................        9,203
                                                                        --------
Expenses:
Investment advisory fees ..........................................        1,455
Administrative services fees ......................................          364
                                                                        --------
         Total expenses ...........................................        1,819
                                                                        --------
Net investment income .............................................        7,384
                                                                        --------
Net change in unrealized gain or loss on:
  Investments .....................................................      102,389
                                                                        --------
         Net change in unrealized gain or loss on investments .....      102,389
                                                                        --------
Net increase in net assets resulting from operations ..............     $109,773
                                                                        ========

See Notes to Financial Statements.

Aetna Variable Capital Appreciation Portfolio
Statement of Changes in Net Assets
================================================================================

                                                                    Period from
                                                                    December 13,
                                                                      1996 to
                                                                    December 31,
                                                                        1996
                                                                    -----------
Operations:
Net investment income ..........................................    $     7,384
Net change in unrealized gain ..................................        102,389
                                                                    -----------
   Net increase in net assets resulting from operations ........        109,773
                                                                    -----------
Distributions to Shareholders:
From net investment income .....................................         (8,160)
                                                                    -----------
   Decrease in net assets from distributions to shareholders ...         (8,160)
                                                                    -----------
Share Transactions:
Proceeds from shares sold ......................................      5,100,000
                                                                    -----------
   Net increase in net assets from share transactions ..........      5,100,000
                                                                    -----------
Change in net assets ...........................................      5,201,613
Net Assets:
Beginning of period ............................................             --
                                                                    -----------
End of period ..................................................    $ 5,201,613
                                                                    ===========

End of period net assets include distributions in
  excess of net investment income ..............................    $      (776)
                                                                    ===========
Share Transactions
Number of shares sold ..........................................        510,000
                                                                    -----------
   Net increase ................................................        510,000
                                                                    ===========

See Notes to Financial Statements.

Aetna Variable Capital Appreciation Portfolio
Notes to Financial Statements - December 31, 1996
================================================================================

1. Summary of Significant Accounting Policies

Aetna  Variable  Portfolios,  Inc.  (Fund) is  registered  under the  Investment
Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate portfolios (Portfolios) each of which has its own investment objective, policies and restrictions.

The  Fund  offers  four  Portfolios,   one  of  which,  Aetna  Variable  Capital
Appreciation Portfolio (Portfolio), is described in this report.

The Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. It is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which in turn is a wholly-owned subsidiary of Aetna Inc.

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

C. Distributions

The Portfolio distributes all net investment income and net capital gains, if any, to its shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for deferred losses on wash sales.

D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using a yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Capital Appreciation Portfolio
Notes to Financial Statements - December 31, 1996 (continued)
================================================================================

2. Investment Advisory and Administrative Services Fees

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.60% of its average daily net assets.

Under an Administrative Services Agreement (Agreement), ALIAC provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, director's fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.15% of the Portfolio's average daily net assets.

Under a Subadvisory Agreement, the Fund and ALIAC have engaged Aeltus Investment Management, Inc. (Aeltus) to act as subadviser to the Portfolio. Under the terms of the Subadvisory Agreement, Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of 0.375% of the Portfolio's average daily net assets. For the period ended December 31, 1996, ALIAC paid Aeltus $909 in accordance with the terms of the Subadvisory Agreement.

3. Purchases and Sales of Investment Securities

Cost of purchases, excluding short-term investments, for the period from December 13, 1996 (commencement of operations) to December 31, 1996 were $4,894,349.

Aetna Variable Capital Appreciation Portfolio
Financial Highlights
================================================================================
Selected data for a fund share outstanding throughout the period:


                                                                 Period from
                                                              December 13, 1996
                                                               to December 31,
                                                                     1996
                                                             -------------------

Net asset value per share, beginning of period ..............       $10.000
Income from investment operations:
  Net investment income .....................................         0.015
  Net realized and unrealized gain ..........................         0.200
                                                                    -------
        Total from investment operations ....................         0.215
                                                                    -------
Less distributions:
  From net investment income ................................        (0.016)
                                                                    -------
        Total distributions .................................        (0.016)
                                                                    -------
Net asset value per share, end of period ....................       $10.199
                                                                    =======

Total return* ...............................................         2.15%
Net assets, end of period (000's) ...........................       $5,202
Ratio of total expenses to average net assets** .............         0.67%
Ratio of net investment income to average net assets** ......         2.73%
Average commission rate paid per share ......................        $0.0300


* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
**   Annualized.



See Notes to Financial Statements.

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Variable Capital Appreciation Portfolio (the Fund), a series of Aetna Variable Portfolios, Inc., including the portfolio of investments, as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period from December 13, 1996 (date of commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Variable Capital Appreciation Portfolio, as of December 31, 1996, the results of its operations, changes in its net assets and financial highlights for the period from December 13, 1996 to December 31, 1996 in conformity with generally accepted accounting principles.


                                        KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997
                                       8